Loans and borrowings - Convertible Notes Disclosure (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jun. 10, 2025	Jun. 30, 2025
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Number of convertible notes issued (in shares)	1,500,000
Convertible notes issued, par value (in USD per share)	$ 1,000
At inception		$ 1,913
Reconciliation Of Convertible Instruments [Abstract]
Carrying amount of host liability as at June 30, 2025		1,913
Convertible notes
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Notional amount	$ 1,500
Fair value of the embedded derivative	482	479
Transaction costs	(22)
At inception	996	1,000
Reconciliation Of Convertible Instruments [Abstract]
At inception		996
Interest accrued on convertible notes		4
Carrying amount of host liability as at June 30, 2025	$ 996	$ 1,000